Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 99,818
Balance at end of year	$ 111,383	$ 99,818
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.9	0.5
Purchase of shares, Number of shares	116.6	136.8
Sale of shares, Number of shares	(117.5)	(135.4)
Ending balance, Number of shares	1	1.9
Balance at beginning of year	$ (152)	$ (37)
Purchase of shares, Amount	(10,852)	(10,859)
Sale of shares, Amount	10,913	10,744
Balance at end of year	$ (91)	$ (152)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1
Purchase of shares, Number of shares	3	5.3
Sale of shares, Number of shares	(3)	(5.3)
Ending balance, Number of shares	0.1	0.1
Balance at beginning of year	$ (10)	$ (4)
Purchase of shares and other equity instruments	(255)	(205)
Sale of shares and other equity instruments	258	199
Balance at end of year	$ (7)	$ (10)